LORD ABBETT MID-CAP VALUE FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 5, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Mid-Cap Value Fund, Inc. (the “Registrant”)
1933 Act File No. 002-82544
1940 Act File No. 811-03691

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 36 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on April 29, 2010.

Please contact the undersigned at (201) 827-4525 if you have any questions or comments.

Sincerely,

/s/ Jason L. Smith

Jason L. Smith

Paralegal

Lord, Abbett & Co. LLC